Fixed assets (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 264,095	€ 114,389
Useful lives	20-40 years
Capitalized borrowing costs	€ 2,369
Italy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets
Useful lives	20 years
Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 217,339	€ 97,327
Depreciation expenses	€ 4,383
Useful lives	25 years
Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	€ 1,457
Useful lives	12 years
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 233,626
Biogas Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	37,379
Manara PSP [Member] | Euro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 16,607